December 23, 2013

Securities and Exchange Commission

Public Filing Desk

100 F Street , N.E.

Washington, D.C. 20549

Re:    Advisers Investment Trust; File Nos. 333-173080 and 811-22538

Ladies and Gentlemen:

On behalf of Advisers Investment Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No.13 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 to add one new series, JOHCM Asia ex-Japan Equity Fund, to the Trust.

If you have any questions, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Michael V. Wible
Michael V. Wible

Michael.Wible@ThompsonHine.com  Fax: 614.469.3361  Phone: 614.469.3297